Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 443,994	$ 173,415
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	5,694	5,889
Amortization of right-of-use asset	37,367	16,011
Allowance for credit loss		414,285
Reversal of credit loss	(241,782)	(15,164)
Accounts receivable	2,902,180	(6,083,552)
Prepayments and other current assets	(401,923)	(80,431)
Inventories, net	(92,140)
Amount due from related parties		(61,493)
Right-of-use assets	(2,415)	77,653
Deferred tax assets	71,691	(73,556)
Accounts payable	(3,330,420)	4,874,243
Contract liabilities	407,417	(150,419)
Taxes payable	(9,931)	195,425
Lease liabilities	(53,211)	(116,020)
Non-current assets		(1,625)
Accrued expenses and other liabilities	(24,248)	151,867
Amount due to related party		48,779
Net cash used in operating activities	(287,727)	(624,693)
Cash flows from financing activities:
Deferred offering cost	(54,991)
Proceeds from borrowings from related parties	296,376	1,188,294
Payment made on loan to related parties	(6,388)	(545,031)
Net cash provided by financing activities	234,997	643,263
Effect of exchange rate changes on cash held in foreign currencies	4,784	17,130
Net (decreased)/increase in cash	(47,946)	35,700
Cash and cash equivalents at beginning of the period	57,817	144,623
Cash and cash equivalents at end of the period	9,871	180,323
Supplemental disclosures of cash flows information:
Cash paid for income taxes	19,053	630
Cash paid for interest expense	4,105	9,020
Non-cash transactions:
Right-of-use assets obtained in exchange for operating lease obligation